Accounts Payable and Accrued Liabilities (Details) - Schedule of accounts payable and accrued liabilities - CAD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Accounts Payable And Accrued Liabilities Abstract
Trade payables	$ 568,065	$ 215,640	$ 125,786
Accrued liabilities	614,384	46,485
Total accounts payable and accrued liabilities	$ 1,182,449	$ 262,125	$ 125,786